Supplemental Cash Flow Information	3 Months Ended
Mar. 31, 2026
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

21. SUPPLEMENTAL CASH FLOW INFORMATION

As at March 31,	2026	2025
Cash	$507,990	$764,098
Short-term investments(1)	14,735	33,273
Cash and cash equivalents	$522,725	$797,371

(1)      Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.

Income taxes paid, net of income taxes received was comprised of the following:

Three months ended March 31,	2026	2025
Income taxes paid	$(9,328)	$(1,580)
Income taxes received	—	—
	$(9,328)	$(1,580)

Interest paid, net of interest received was comprised of the following:

Three months ended March 31,	2026	2025
Interest paid	$(31,537)	$(36,708)
Interest received	4,459	5,358
	$(27,078)	$(31,350)

The reconciliation of the liabilities arising from financing activities were as follows:

	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2026	$3,493,607	$12,355	$40,109
Cash inflows	130,218	—	—
Cash outflows	—	(212)	(674)
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment	2,325	—	—
Interest paid	—	—	(404)
Interest accrued	12,477	—	442
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants	(32,865)	—	—
Non-cash addition	—	—	100
Non-cash transfer	—	—	(29)
Impact of foreign exchange	39,050	171	30
Balance as at March 31, 2026	$3,644,812	$12,314	$39,574
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2025	$3,096,615	$15,060	$33,375
Cash inflows	340,000	—	—
Cash outflows	—	(190)	(515)
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment	727	—	—
Interest paid	—	—	(446)
Interest accrued	3,076	—	446
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants	(85,943)	—	—
Non-cash addition	—	—	4,215
Impact of foreign exchange	(1,267)	2	(82)
Balance as at March 31, 2025	$3,353,208	$14,872	$36,993

The net change in operating assets and liabilities was comprised of the following:

Three months ended March 31,	2026	2025
Trade and other receivables	$(755)	$98,059
Financial assets	1,399	(3,305)
Other assets	8,398	(3,346)
Trade and other payables	9,905	(1,573)
Financial liabilities	(53)	325
Other liabilities	(6,142)	28,612
	$12,752	$118,772

Non-cash investing activities were comprised of:

Three months ended March 31,	2026	2025
Satellites, property and other equipment	$48,341	$52,309